Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

Note 9. Stockholders’ Equity

Convertible Preferred Stock

The Company is authorized to issue 10,000,000 shares of Preferred Stock.

The Company has issued a total of 13,780 Series B Convertible Preferred Stock under the 2016 Sabby Purchase Agreement, with a par value of $0.001 and a stated value of $1,000 per share. The Series B Convertible Preferred Stock is convertible to Common Stock of the Company at the rate of 200 shares of Common Stock for each converted share of Series B Convertible Preferred Stock. Under the terms of the Series B Convertible Preferred Stock, in no event shall shares of Common Stock be issued to Sabby upon conversion of the Series B Convertible Preferred Stock to the extent such issuance of shares of Common Stock would result in Sabby having ownership in excess of 4.99%. The Series B Convertible Preferred Stock do not have an expiration date and are not redeemable at the option of the holders. In connection with each close of the Series B Convertible Preferred Stock, the Company was obligated to repurchase the remaining outstanding Series A Convertible Preferred Stock at the original issuance price. In addition, the exercise price of the existing Series D Warrants originally issued in conjunction with the 2015 Sabby Purchase Agreement was reduced from $12.30 to $8.75 per share on the effective date of the 2016 Sabby Purchase Agreement. Sabby converted 1,000 shares of Series B Convertible Preferred Stock into 200,000 shares of Common Stock during 2016.

During the nine months ended September 30, 2017, Sabby converted 2,731 Series B Convertible Preferred stock into 546,200 shares of Common Stock. As of September 30, 2017, there were 10,049 Series B Convertible Preferred Stock outstanding.

Common Stock

The Company issued 3,783,388 shares of common stock to stockholders of Essentialis. The Company held back 182,675 shares of common stock as partial recourse to satisfy indemnification claims, and such shares will be issued to Essentialis stockholders on the 1 year anniversary of the closing of the merger. The Company is also obligated to issue an additional 913,389 shares of common stock to Essentialis stockholders upon the achievement of a development milestone.

The Company also issued 1,666,666 shares of common stock at $4.80 per share for an investment of $8 million from the completion of the concurrent financing and issued 416,666 shares of common stock at $4.80 per share for an investment of $2 million from Aspire Capital.

Stock Option Plan

The Company has adopted the 1999 Incentive Stock Plan, the 2010 Equity Incentive Plan, and the 2014 Equity Incentive Plan (together, the “Plans”). The 1999 Incentive Stock Plan expired in 2009, and the 2010 Equity Incentive Plan has been closed to new issuances. Therefore, the Company may issue options to purchase shares of common stock to employees, directors, and consultants only under the 2014 Equity Incentive Plan. Options granted under the 2014 Plan may be incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs may be granted only to Company employees and directors. NSOs may be granted to employees, directors, advisors, and consultants. The Board of Directors has the authority to determine to whom options will be granted, the number of options, the term, and the exercise price.

Options are to be granted at an exercise price not less than fair value for an ISO or 85% of fair value for an NSO. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be for less than 110% of fair value. The vesting period is normally monthly over a period of 4 years from the vesting date. The contractual term of an option is no longer than 5 years for ISOs for which the grantee owns greater than 10% of the voting power of all classes of stock and no longer than ten years for all other options.

Compensation expense is allocated on a departmental basis, based on the classification of the option holder. No income tax benefits have been recognized in the statements of operations for stock-based compensation arrangements as of September 30, 2017, and September 30, 2016.

Stock compensation expense (in thousands) was allocated between departments as follows.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Research & Development	$43	$41	$140	$116
Sales & Marketing	—	11	7	22
General & Administrative	183	154	708	422

Total	$226	$206	$855	$560

No options were granted during the three months ended September 30, 2017 and 2016, and the fair value of each award granted for the nine months ended September 30, 2017 and 2016, was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Expected life (years)	—	—	5.5-6.08	5.5-6.08
Risk-free interest rate	—	—	1.9%-2.2%	1.3%-1.7%
Volatility	—	—	61%-69%	65% - 73%
Dividend rate	—	—	— %	— %

The Black-Scholes option-pricing model requires the use of highly subjective assumptions to estimate the fair value of stock-based awards. These assumptions include:

•	Expected volatility: The estimated volatility rate based on a peer index of common stock of comparable companies in the Company’s industry.

•	Expected term: The expected life of stock options represents the average of the contractual term of the options and the weighted-average vesting period, as permitted under the simplified method. The Company has elected to use the simplified method, as the Company does not have enough historical exercise experience to provide a reasonable basis upon which to estimate the expected term and the stock option grants are considered “plain vanilla” options.

•	Risk-free rate: The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected time to liquidity.

•	Expected dividend yield: The Company has never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

The following table summarizes stock option transactions for the nine months ended September 30, 2017 as issued under the Plans:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)
Balance at January 1, 2017	191,771	581,686	$17.10	8.48
Additional shares authorized	134,295	—
Amendment to plan to authorize additional shares	1,785,837	—
Options granted	(622,755)	622,755	3.05
Options exercised	—	—
Options canceled/forfeited	132,437	(132,437)	9.30

Balance at September 30, 2017	1,621,585	1,072,004	9.9	8.11

Options vested at September 30, 2017		533,202	$14.05	6.96

Options vested and expected to vest at September 30, 2017		1,072,004	$9.90	8.11

The weighted-average grant date fair value of employee options granted was $3.05 and $4.05 per share for the nine months ended September 30, 2017 and year ended December 31, 2016, respectively. At September 30, 2017, total unrecognized employee stock-based compensation was $1.4 million, which is expected to be recognized over the weighted-average remaining vesting period of 2.7 years. As of September 30, 2017, the outstanding stock options had an intrinsic value of zero.

The fair value of an equity award granted to a non-employee generally is determined in the same manner as an equity award granted to an employee. In most cases, the fair value of the equity securities granted is more reliably determinable than the fair value of the goods or services received. Stock-based compensation related to its grant of options to non-employees has not been material to date.

2014 Employee Stock Purchase Plan

Our Board of Directors and stockholders have adopted the 2014 Employee Stock Purchase Plan, or the ESPP. The ESPP has become effective, and our Board of Directors will implement commencement of offers thereunder in its discretion. A total of 27,967 shares of our Common Stock has been made available for sale under the ESPP. In addition, our ESPP provides for annual increases in the number of shares available for issuance under the plan on the first day of each year beginning in the year following the initial date that our Board of Directors authorizes commencement, equal to the least of:

•	1.0% of the outstanding shares of our Common Stock on the first day of such year; 55,936 shares; or

•	such amount as determined by our Board of Directors.

As of September 30, 2017 there were no purchases by employees under this plan.

Series D Warrants

As part of the 2015 Sabby Purchase Agreement, the Company previously issued 562,162 Series D Warrants, with an exercise price of $12.30. The exercise price of 540,540 Series D Warrants issued to Sabby were subsequently amended to $8.75 per share and a term of five years expiring on October 15, 2020 pursuant to the 2016 Sabby Purchase Agreement. The exercise price of the remaining 21,621 Series D Warrants issued to Maxim LLC, as placement agent, was $12.30, and are exercisable beginning on April 15, 2016, and through and including October 15, 2020. The Company’s Series D Warrants contain standard anti-dilution provisions for stock dividends, stock splits, subdivisions, combinations and similar types of recapitalization events. They also contain a cashless exercise feature that provides for their net share settlement at the option of the holder in the event that there is no effective registration statement covering the continuous offer and sale of the warrants and underlying shares. The Company is required to comply with certain requirement to cause or maintain the effectiveness of a registration statement for the offer and sale of these securities. The Series D Warrant agreement further provides for the payment of liquidated damages at an amount per month equal to 1% of the aggregate VWAP of the shares into which each Series D Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration statement as described therein. The Company evaluated the registration payment arrangement stipulated in the terms of the 2015 Sabby Purchase Agreement and determined that it is probable that the Company will maintain an effective registration statement and has therefore not allocated any portion of the proceeds to the registration payment arrangement. The Series D Warrant agreement specifically provides that under no circumstances will the Company be required to settle any Series D Warrant exercise for cash, whether by net settlement or otherwise.

As part of the 2016 Sabby Purchase Agreement, the Company issued to Maxim LLC, as its placement agent, 24,000 Series D Warrants, with an exercise price of $8.75 and a term of five years expiring in July and September of 2021.

Accounting Treatment

The Company accounts for the Series D Warrants in accordance with the guidance in ASC 815 Derivatives and Hedging. As indicated above, the Company is not required under any circumstance to settle any Series D Warrant exercise for cash. The Company has therefore classified the value of the Series D Warrants as permanent equity.

Other Common Stock Warrants

As of September 30, 2017, the Company had 102,070 Common Stock warrants outstanding originally issued in conjunction with the 2010/2012 convertible notes, with an exercise price of $24.35 and a term of 10 years expiring in November 2024. The Company also has outstanding 1,851 Common Stock warrants issued in 2009, with an exercise price of $108.00 and a term of 10 years, expiring in January 2019 and 16,500 Common Stock warrants issued to the underwriter in our IPO, with an exercise price of 35.70 and a term of 10 years, expiring in November 2024.

Note 8. Stockholders’ Equity

Convertible Preferred Stock

The Company is authorized to issue 10,000,000 shares of Preferred Stock.

The Company issued a total of 10,000 Series A Convertible Preferred Stock under the 2015 Sabby Purchase Agreement, with a par value of $0.001 and a stated value of $1,000 per share. The Series A Convertible Preferred Stock did not have an expiration date and were not redeemable at the option of the holders. During the three months ended March 31, 2016 and June 30, 2016 the holders of the Series A Convertible Preferred Stock converted 1,665 and 555, respectively, shares of Series A Convertible Preferred Stock resulting in the issuance of 180,000 and 60,000 shares of Common Stock, respectively. Under the 2016 Sabby Purchase Agreement, the remaining 7,780 shares of Series A Convertible Preferred Stock were repurchased.

The Company has issued a total of 13,780 Series B Convertible Preferred Stock under the 2016 Sabby Purchase Agreement, with a par value of $0.001 and a stated value of $1,000 per share (see Note 2). During the year ended December 31, 2016, the holders of the Series B Convertible Preferred Stock converted 1,000 shares of the Series B Convertible Preferred Stock resulting in the issuance of 200,000 shares of Common Stock. Under the terms of the Series B Convertible Preferred Stock, in no event shall shares of Common stock be issued to Sabby upon conversion of the Series B Convertible Preferred Stock to the extent such issuance of shares of Common Stock would result in Sabby having ownership in excess of 4.99%. The Series B Convertible Preferred Stock do not have an expiration date and are not redeemable at the option of the holders. In connection with each close of the Series B Convertible Preferred Stock, the Company was obligated to repurchase the remaining outstanding Series A Convertible Preferred Stock at the original issuance price. In addition, the exercise price of the existing Series D Warrants originally issued in conjunction with the 2015 Sabby Purchase Agreement was reduced from $12.30 to $8.75 per share on the effective date of the 2016 Sabby Purchase Agreement.

The Company has recognized the repurchase of the Series A Convertible Preferred Stock as an extinguishment of the Series A Convertible Preferred Stock. The Company compared the fair value of the Series B Convertible Preferred Stock immediately after the two close dates under the 2016 Sabby Purchase Agreement to the carrying value of the Series A Convertible Preferred Stock immediately prior to the two close dates under the 2016 Sabby Purchase Agreement. The Company recorded the excess of the aggregate fair value of the Series B Convertible Preferred Stock, $3.4 million, as a loss on extinguishment. In addition, the Company estimated the effect of modifying the exercise price on the existing Series D warrants to be $203 thousand. The Company therefore recorded a total of $3.7 million extinguishment loss to net loss applicable to common stockholders.

Stock Option Plan

The Company has adopted the 1999 Incentive Stock Plan, the 2010 Equity Incentive Plan, and the 2014 Equity Incentive Plan (together, the Plans). The 1999 Incentive Stock Plan expired in 2009, and the 2010 Equity Incentive Plan has been closed to new issuances. Therefore, the Company may issue options to purchase shares of common stock to employees, directors, and consultants only under the 2014 Equity Incentive Plan. Options granted under the 2014 Plan may be incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs may be granted only to Company employees and directors. NSOs may be granted to employees, directors, advisors, and consultants. The Board of Directors has the authority to determine to whom options will be granted, the number of options, the term, and the exercise price.

Options are to be granted at an exercise price not less than fair value for an ISO or 85% of fair value for an NSO. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value. The vesting period is normally monthly over a period of 4 years from the vesting date. The contractual term of an option is no longer than five years for ISOs for which the grantee owns greater than 10% of the voting power of all classes of stock and no longer than ten years for all other options.

The Company recognized stock-based compensation expense related to options granted to employees for the fiscal years ended December 31, 2016 and 2015 of $871,270 and $942,369, respectively. The compensation expense is allocated on a departmental basis, based on the classification of the option holder. No income tax benefits have been recognized in the statements of operations for stock-based compensation arrangements as of December 31, 2016 and December 31, 2015.

Stock compensation expense was allocated between departments as follows;

	Year ended
	December 31, 2016	December 31, 2015
Research & Development	$165,154	$148,948
Sales & Marketing	30,418	62,533
General & Administrative	675,698	730,888

Total	$871,270	$942,369

The Company granted options to purchase 267,851 and 191,142 of the Company’s common stock in 2016 and 2015. The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions for the year ended December 31, 2016:

Year Ended
	December 31, 2016	December 31, 2015
Expected life (years)	6.1	6.1
Risk-free interest rate	1.3% - 1.7%	1.6% - 1.7%
Volatility	65% - 73%	56% - 66%
Dividend rate	— %	— %

The Black-Scholes option-pricing model requires the use of highly subjective assumptions to estimate the fair value of stock-based awards. These assumptions include:

•	Expected volatility: The estimated volatility rate based on a peer index of common stock of comparable companies in the Company’s industry.

•	Expected term: The expected life of stock options represents the average of the contractual term of the options and the weighted-average vesting period, as permitted under the simplified method. The Company has elected to use the simplified method, as the Company does not have enough historical exercise experience to provide a reasonable basis upon which to estimate the expected term and the stock option grants are considered “plain vanilla” options.

•	Risk-free rate: The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected time to liquidity.

•	Expected dividend yield: The Company has never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

The following table summarizes stock option transactions for the years ended December 31, 2016 and 2015 as issued under the Plans:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Share	Weighted Average Remaining Contractual Term
				(in years)
Balance at December 31, 2014	121,212	214,402	$31.70
Additional shares authorized	54,152	—	—
Options granted	(191,142)	191,142	15.40
Options exercised		(16,769)	17.50
Options canceled/forfeited	17,007	(17,007)	25.15

Balance at December 31, 2015	1,229	371,768	24.10	8.75
Additional shares authorized	112,143	—	—
Amendment to plan to authorize additional shares	300,000	—	—
Options granted	(267,851)	267,851	6.80
Options exercised	—	(11,683)	6.00
Options canceled/forfeited	46,249	(46,249)	15.45

Balance at December 31, 2016	191,770	581,687	$17.10	8.48

Options vested at December 31, 2016		290,006	$20.60	8.13

Options vested and expected to vest at December 31, 2016		581,686	$17.10	8.48

The weighted-average grant date fair value of employee options granted was $8.30 and $4.05 per share for the year ended December 31, 2016 and December 31, 2015, respectively. At December 31, 2016 total unrecognized employee stock-based compensation was $1,553,427, which is expected to be recognized over the weighted-average remaining vesting period of 2.7 years. As of December 31, 2016, the outstanding stock options had an intrinsic value of zero.

The fair value of an equity award granted to a non-employee generally is determined in the same manner as an equity award granted to an employee. In most cases, the fair value of the equity securities granted is more reliably determinable than the fair value of the goods or services received. Stock-based compensation related to its grant of options to non-employees has not been material to date.

In June 2016, the Company granted 11,000 NSOs to sales representatives of Bemes, Inc. Of the 11,000 options granted, 5,499 options with a fair value of $26,355 vested immediately upon grant. Accelerated vesting of the remaining options were contingent on the satisfaction of certain performance requirements, that were not met. Regardless of not achieving accelerated vesting, the remaining options have a one year cliff vesting. As a result, the Company recognized $13,502 in expense for the remaining options during 2016, which will vest during the first quarter of 2017. Total expense for the two groups of options reflects the fair value of the Company’s common stock on the applicable vesting commencement dates.

2014 Employee Stock Purchase Plan

Our board of directors and stockholders have adopted the 2014 Employee Stock Purchase Plan, or the ESPP. The ESPP has become effective, and our board of directors will implement commencement of offers thereunder in its discretion. A total of 27,967 shares of our Common Stock has been made available for sale under the ESPP. In addition, our ESPP provides for annual increases in the number of shares available for issuance under the plan on the first day of each year beginning in the year following the initial date that our board of directors authorizes commencement, equal to the least of:

•	1.0% of the outstanding shares of our Common Stock on the first day of such year; 55,936 shares; or

•	such amount as determined by our board of directors.

As of December 31, 2016 there were no purchases by employees under this plan.

Series D Warrants

The Company has issued 256,064 Series D Warrants, with an exercise price of $12.30 and a term of five years expiring on October 15, 2020. The Company’s Series D Warrants contain standard anti-dilution provisions for stock dividends, stock splits, subdivisions, combinations and similar types of recapitalization events. They also contain a cashless exercise feature that provides for their net share settlement at the option of the holder in the event that there is no effective registration statement covering the continuous offer and sale of the warrants and underlying shares. The Company is required to comply with certain requirement to cause or maintain the effectiveness of a registration statement for the offer and sale of these securities. The Series D Warrant agreement further provides for the payment of liquidated damages at an amount per month equal to 1% of the aggregate VWAP of the shares into which each Series D Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration statement as described herein. The Company evaluated the registration payment arrangement stipulated in the terms of this securities agreement and determined that it is probable that the Company will maintain an effective registration statement and has therefore not allocated any portion of the proceeds to the registration payment arrangement. The Series D Warrant agreement specifically provides that under no circumstances will the Company be required to settle any Series D Warrant exercise for cash, whether by net settlement or otherwise.

Accounting Treatment

The Company accounts for the Series D Warrants in accordance with the guidance in ASC 815 Derivatives and Hedging. As indicated above, the Company is not required under any circumstance to settle any Series D Warrant exercise for cash. The Company has therefore classified the value of the Series D Warrants as permanent equity.

Other Common Stock Warrants

As of December 31, 2016, the Company had 96,029 Common Stock warrants outstanding from the 2010/2012 convertible notes, with an exercise price of $24.35 and a term of 10 years expiring in November 2024. During the year ended December 31, 2015, 8,744 Common Stock warrants were cashless exercised resulting in the issuance of 2,681 shares of the Company’s Common Stock. The Company also has outstanding 1,851 Common Stock warrants issued in 2009, with an exercise price of $108.00 and a term of 10 years, expiring in January 2019 and 16,500 Common Stock warrants issued to the underwriter in our IPO, with an exercise price of $35.70 and a term of 10 years, expiring in November 2024.